Financial Risk Management Objectives and Policies - Summary of Sensitivity Analysis of Interest Rate Risk (Detail) - Floating interest rate [member] - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Effect of change on profit or loss if floating interest rate increases [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if floating interest rate increases	¥ (94)	¥ (98)
Effect of change on other comprehensive income if floating interest rate increases [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if floating interest rate increases	¥ 8	¥ 12